Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Mar. 14, 2023	Jun. 30, 2022
Document Information [Line Items]
Entity Registrant Name	Middlefield Banc Corp.
Document, Type	10-K
Document, Annual Report	true
Document, Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Document, Transition Report	false
Entity, File Number	001-36613
Entity, Incorporation, State or Country Code	OH
Entity, Tax Identification Number	34-1585111
Entity, Address, Address Line One	15985 East High Street
Entity, Address, City or Town	Middlefield
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	44062-0035
City Area Code	440
Local Phone Number	632-1666
Trading Symbol	MBCN
Title of 12(b) Security	Common Stock, Without Par Value
Security Exchange Name	NASDAQ
Entity, Well-known Seasoned Issuer	No
Entity, Voluntary Filers	No
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Filer Category	Non-accelerated Filer
Entity, Small Business	true
Entity, Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity, Shell Company	false
Entity, Public Float			$ 139.9
Entity, Common Stock Shares, Outstanding		8,088,793
Auditor Name	S. R. Snodgrass, P.C.
Auditor Location	Cranberry Township, Pennsylvania
Auditor Firm ID	74
Amendment Flag	false
Entity Central Index Key	0000836147